Contingencies and Commitments (Commitments) (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Extended lines of credit
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	$ 5,477	$ 5,365
Financing for client purchase agreements
Commitments, guarantees:
Unused amounts in lines of credit to third-party entities and commitments for future financing to clients	2,097	1,816
Financial guarantees
Commitments, guarantees:
Guarantor obligations, maximum exposure	$ 34	$ 46